SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Osaka shinkin bank [member] | Term loan [member] | Credit guarantee corporation of osaka [member]
IfrsStatementLineItems [Line Items]
Banking facilities amount	¥ 95,015	¥ 119,983
Osaka shinkin bank [member] | One borrowing [member]
IfrsStatementLineItems [Line Items]
Principal amount repaid	10,000
Osaka shinkin bank [member] | Second borrowing [member]
IfrsStatementLineItems [Line Items]
Principal amount repaid	10,000
Resona bank [member] | Term loan [member] | Credit guarantee corporation of osaka [member]
IfrsStatementLineItems [Line Items]
Banking facilities amount	78,794	¥ 252,272
Resona bank [member] | Two borrowings [member]
IfrsStatementLineItems [Line Items]
Principal amount repaid	¥ 628,300